Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment

Depreciation of property, plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer	2.5 years
Office equipment	10 years
Furniture & Fittings	10 years
Office Renovations	10 years

Depreciation of plant and equipment are calculated on the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful lives
Computer and software	5 years
Office equipment	10 years

Schedule of Foreign Currency Translation Exchange Rate

Translation of amounts from RM into US$1 and HK$1 into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the nine months ended	As of and for the year ended
	December 31, 2017	March 31, 2017
Period-end RM: US$1 exchange rate	4.0475	4.4230
Period-average RM: US$1 exchange rate	4.2279	4.2300
Period-end US$: HK$1 exchange rate	0.1278	0.1288
Period-average US$: HK$1 exchange rate	0.1281	0.1289
Period-end US$: AU$1 exchange rate	0.7658	-
Period-average US$: AU$1 exchange rate	0.7761	-

Translation of amounts from RM into US$1 and HK$ into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the year ended	As of and for the period ended
	March 31, 2017	March 31, 2016

Period-end RM: US$1 exchange rate	4.4230	-
Period-average RM: US$1 exchange rate	4.2300	-
Period-end US$: HK$1 exchange rate	0.1288	-
Period-average US$: HK$1 exchange rate	0.1289	-